Sales and Receivable Concentration (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Receivables from largest customers
Receivables from largest customers, amount	$ 49,277	$ 30,903
Receivables from largest customers, percentage of gross receivables	71.00%	65.00%
General Motors Company
Receivables from largest customers
Receivables from largest customers, amount	20,717	8,672
Receivables from largest customers, percentage of gross receivables	30.00%	18.00%
Ford Motor Company
Receivables from largest customers
Receivables from largest customers, amount	6,358	6,533
Receivables from largest customers, percentage of gross receivables	9.00%	14.00%
Chrysler Group LLC
Receivables from largest customers
Receivables from largest customers, amount	$ 22,202	$ 15,698
Receivables from largest customers, percentage of gross receivables	32.00%	33.00%